Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable and accrued liabilities
12. Accounts payable and accrued liabilities:

	December 31,
	2022	2021
Trade accounts payable	$72,934	$73,388
Accrued payroll	17,069	16,591
Taxes payable	4,425	4,621
Deferred revenue	4,435	3,503
Other payables	—	1,135
	$98,863	$99,238